ADVANCES FROM FEDERAL HOME LOAN BANK OF DALLAS	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
ADVANCES FROM FEDERAL HOME LOAN BANK OF DALLAS

8.     ADVANCES FROM FEDERAL HOME LOAN BANK OF DALLAS

At September 30, 2011 and 2010 respectively, the Company was indebted to the FHLB of Dallas for $108,183 and $100,017 of advances bearing interest at a weighted average rate of 3.34% and 4.53%, which are due as follows:

Year Ended
September 30,
2012	$27,093
2013	11,615
2014	9,847
2015	8,092
2016	10,349
Thereafter	41,187

$108,183

These advances are collateralized by a blanket-floating lien on the Company’s residential real estate first mortgage loans, certain investment securities and stock in the Federal Home Loan Bank of Dallas.

At September 30, 2011, the Company had an additional $165,727 available under its line of credit with the FHLB of Dallas.